EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of equity	Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Preferred equity	(a)	$4,103	$4,103
Non-controlling interests	(b)	119,406	122,465
Common equity	(c)	41,874	41,674
		$165,383	$168,242
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Perpetual preferred shares
Floating rate	4.52%	5.29%	$463	$463
Fixed rate	4.82%	4.82%	739	739
	4.70%	5.00%	1,202	1,202
Fixed rate-reset preferred shares	5.04%	4.72%	2,901	2,901
	4.94%	4.80%	$4,103	$4,103
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2024	2023	2024	2023
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,220,175	10,220,175	$169	$169
Series 4	70% P	3,983,910	3,983,910	45	45
Series 13	70% P	8,792,596	8,792,596	195	195
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,681,088	7,681,088	178	178
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
Series 51	Variable up to P	3,320,486	3,320,486	54	54
				1,202	1,202
Rate-reset preferred shares[1]
Series 24	3.24%	10,808,027	10,808,027	265	265
Series 26	3.85%	9,770,928	9,770,928	240	240
Series 28	4.61%	9,233,927	9,233,927	232	232
Series 30	6.09%	9,787,090	9,787,090	241	241
Series 32[2]	6.74%	11,750,299	11,750,299	297	297
Series 34[3]	6.15%	9,876,735	9,876,735	253	253
Series 38	3.57%	7,906,132	7,906,132	179	179
Series 40[4]	5.83%	11,841,025	11,841,025	271	271
Series 42	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46	5.39%	11,740,797	11,740,797	217	217
Series 48	6.23%	11,885,972	11,885,972	244	244
Series 52	2.75%	1,177,580	1,177,580	9	9
				2,901	2,901
Total				$4,103	$4,103
1.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
2.Dividend rate reset commenced October 1, 2023.
3.Dividend rate reset commenced April 1, 2024.
4.Dividend rate reset commenced October 1, 2024.
P – Prime Rate
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2024	2023
Common equity	$114,389	$117,318
Preferred equity	5,017	5,147
Total	$119,406	$122,465
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2024	2023
Common shares	$10,806	$10,879
Contributed surplus	114	112
Retained earnings	17,066	18,006
Ownership changes	5,045	4,510
Accumulated other comprehensive income	8,843	8,167
Common equity	$41,874	$41,674
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2024	2023
Class A shares[1]	1,506,464,968	1,523,372,339
Class B shares	85,120	85,120
Shares outstanding[1]	1,506,550,088	1,523,457,459
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	95,805,397	91,632,045
Total diluted shares	1,602,355,485	1,615,089,504
1.Net of 104,786,155 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 81,849,805).
2.Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2024	2023
Outstanding, beginning of year[1]	1,523,457,459	1,573,371,868
Issued (Repurchased)
Issuances	3,351,357	794,418
Repurchases[2]	(26,676,978)	(54,547,332)
Long-term share ownership plans[3]	6,371,747	3,722,567
Dividend reinvestment plan and other	46,503	115,938
Outstanding, end of year[4]	1,506,550,088	1,523,457,459
1.Net of 81,849,805 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2023 (December 31, 2022 – 62,910,220).
2.During 2023, 32,934,574 BN Class A shares (“BN shares”) were voluntarily exchanged for newly-issued BWS class A-1 exchangeable non-voting shares on a one-for-one basis. BWS Class A-1 shares are convertible in BN shares.
3.Includes management share option plan and restricted stock plan.
4.Net of 104,786,155 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 81,849,805).
The expense arising from share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Expense arising from equity-settled share-based payment transactions	$103	$104
Expense arising from cash-settled share-based payment transactions	410	290
Total expense arising from share-based payment transactions	513	394
Effect of hedging program	(407)	(289)
Total expense included in consolidated income	$106	$105
The changes in the number of options during 2024 and 2023 were as follows:

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	39,745	US$	26.30
Granted	1,165		40.03
Exercised	(10,187)		20.58
Cancelled	(232)		40.96
Outstanding as at December 31, 2024	30,491	US$	28.63
1.Options to acquire NYSE listed Class A shares.

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	44,093	US$	25.16
Granted	716		36.37
Exercised	(4,731)		16.25
Cancelled	(333)		39.57
Outstanding as at December 31, 2023	39,745	US$	26.30
1.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2024 was $12.51 (2023 – $9.61), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2024	2023
Weighted-average share price	US$	40.03	36.37
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	35.0	28.7
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.0
Risk-free rate	%	4.2	4.0
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
As at December 31, 2024, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$14.61 – US$16.70	1.1 years	2,611	—	2,611
US$18.43 – US$22.05	2.5 years	10,142	—	10,142
US$24.15 – US$31.64	4.2 years	5,776	102	5,878
US$35.56 – US$46.62	6.6 years	6,127	5,733	11,860
		24,656	5,835	30,491
As at December 31, 2023, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$13.77 – US$16.70	1.8 years	4,845	—	4,845
US$18.43 – US$22.05	3.0 years	16,604	—	16,604
US$24.15 – US$31.64	5.2 years	5,539	1,390	6,929
US$35.56 – US$46.62	7.3 years	4,175	7,192	11,367
		31,163	8,582	39,745
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2024 was $12.51 (2023 – $9.61), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2024	2023
Weighted-average share price	US$	40.03	36.37
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	35.0	28.7
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.0
Risk-free rate	%	4.2	4.0
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2024 and 2023 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	41,337	$35.03
Granted	16,375	40.03
Exercised	(1,292)	35.70
Cancelled	(10)	42.18
Outstanding as at December 31, 2024	56,410	$36.47

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	39,425	$35.00
Granted	2,155	36.37
Exercised	(228)	34.84
Cancelled	(15)	43.51
Outstanding as at December 31, 2023	41,337	$35.03
The change in the number of DSUs and RSUs during 2024 and 2023 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2024	20,951	13,679	C$	6.10
Granted and reinvested	219	—		—
Exercised and cancelled	(1,703)	(13,679)		6.10
Outstanding as at December 31, 2024	19,467	—	C$	—

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2023	21,648	13,679	C$	6.10
Granted and reinvested	271	—		—
Exercised and cancelled	(968)	—		—
Outstanding as at December 31, 2023	20,951	13,679	C$	6.10
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2024	Dec. 31, 2023
Share price on date of measurement	C$	82.62	53.15
Share price on date of measurement	US$	57.45	40.12
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2024	Dec. 31, 2023
Share price on date of measurement	C$	—	53.15
Weighted-average fair value of a unit	C$	—	47.05

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Net income attributable to shareholders	$641	$1,130
Preferred share dividends	(168)	(166)
Net income available to shareholders	473	964
Dilutive impact of exchangeable shares	12	5
Net income available to shareholders including dilutive impact of exchangeable shares	$485	$969

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Weighted average – Class A and Class B shares	1,511.5	1,558.5
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	73.1	29.7
Class A and Class B shares and share equivalents	1,584.6	1,588.2